Asset Impairment And Exit Costs	12 Months Ended
Dec. 31, 2011
Asset Impairment And Exit Costs [Abstract]
Asset Impairment And Exit Costs

Note 5. Asset Impairment and Exit Costs:

During 2011, 2010 and 2009, pre-tax asset impairment and exit costs consisted of the following:

(in millions)	2011	2010	2009
Separation programs:
European Union	$35	$27	$29
Eastern Europe, Middle East & Africa	6
Asia	7
Latin America & Canada	15

Total separation programs	63	27	29

Contract termination charges:
Eastern Europe, Middle East & Africa	12
Asia		20

Total contract termination charges	12	20	—

Asset impairment charges:
European Union	10
Eastern Europe, Middle East & Africa	7
Asia	8
Latin America & Canada	9

Total asset impairment charges	34

Asset impairment and exit costs	$109	$47	$29

Exit Costs:

Separation Programs

PMI recorded pre-tax separation program charges of $63 million, $27 million and $29 million for the years ended December 31, 2011, 2010 and 2009, respectively. The 2011 pre-tax separation program charges primarily related to severance costs for factory and R&D restructurings. The 2010 and 2009 pre-tax separation program charges primarily related to severance costs.

Contract Termination Charges

During the third quarter of 2011, PMI recorded exit costs of $12 million related to the termination of a distribution agreement in Eastern Europe, Middle East & Africa.

On February 25, 2010, PMI's affiliate, Philip Morris Philippines Manufacturing Inc. ("PMPMI"), and Fortune Tobacco Corporation ("FTC") combined their respective business activities by transferring selected assets and liabilities of PMPMI and FTC to a new company called PMFTC Inc. ("PMFTC"). For further details on this business combination, see Note 6. Acquisitions and Other Business Arrangements. During the fourth quarter of 2010, PMI recorded exit costs of $20 million related to the early termination of a transition services agreement between FTC and PMFTC.

Movement in Exit Cost Liabilities

The movement in the exit cost liabilities for PMI was as follows:

(in millions)
Liability balance, January 1, 2010	$84
Charges, net of accrual reversal of $5	47
Cash spent	(75)
Currency/other	(8)

Liability balance, December 31, 2010	$48

Charges	75
Cash spent	(98)
Currency/other	3

Liability balance, December 31, 2011	$28

Cash payments related to exit costs at PMI were $98 million, $75 million and $56 million for the years ended December 31, 2011, 2010 and 2009, respectively. Future cash payments for exit costs incurred to date are expected to be approximately $28 million, and these costs will be substantially paid by the end of 2012.

Asset Impairment Charges:

PMI recorded pre-tax asset impairment charges of $34 million for the year ended December 31, 2011. These charges primarily related to factory restructurings and the consolidation of R&D activities.